Discontinued operations	12 Months Ended
Dec. 31, 2025
Discontinued operations
Discontinued operations

22. Discontinued operations

On February 8, 2024, the Group signed a non-binding term sheet with Perceptive Advisors related to the divestment of part of its business. On April 2, 2024, the sale became effective. The allosteric modulator drug discovery technology platform and a portfolio of preclinical programs have been divested to a new Swiss company, Neurosterix Pharma Sàrl that has received a funding of USD 65 million from a syndicate of investors led by Perceptive Advisors (Perceptive Xontogeny Venture Fund II L.P, Perceptive Life Sciences Master Fund Ltd and Acorn Bioventures 2, L.P) (the “Neurosterix Transaction” or “Transaction”). The Group received gross proceeds of CHF 5.0 million in cash and an equity interest representing 20% of Neurosterix US Holdings LLC (note 1). The Group retained its partnerships with Janssen Pharmaceuticals, Inc. and Indivior PLC, as well as unpartnered clinical stage assets including dipraglurant for Parkinson’s disease and post-stroke/TBI recovery and its preclinical GABAB PAM program for chronic cough. The Transaction includes the transfer of the associated R&D staff and infrastructure. As part of the Transaction, the Group and Neurosterix Pharma Sàrl entered into a service agreement which provides the Group with access to certain staff and infrastructure at zero cost to ensure the operation of the Group retained business until December 31, 2024. As of January 1, 2025, the agreement was not formally renewed. However, Neurosterix agreed to provide the Group with access to certain employees and infrastructure at zero cost (note 10).

As the allosteric modulator drug discovery technology platform and a portfolio of preclinical programs have been sold on April 2, 2024, such activities have been identified as discontinued operations for the year ended December 31, 2023 and for the period beginning on January 1, 2024 and terminating on April 1, 2024. The net gain of the sale of activities amounted to CHF 13,943,595 during the twelve-month period ended December 31, 2024. During the same period ended December 31, 2025, the Group recognized an additional gain from discontinued operations of CHF 114,342 from the sale of activities, related to a consideration receivable considered as contingent during previous periods. As of December 31, 2025, there was no remaining contingent consideration receivable.

Financial performance of discontinued operations:

	2025	2024	2023
Other income	—	38,401	29,881
Research and development	—	(1,337,936)	(5,716,857)
General and administration	—	(673,259)	(2,351,356)
Total operating costs	—	(2,011,195)	(8,068,213)

Operating loss	—	(1,972,794)	(8,038,332)

Finance expense	—	(5,672)	(17,742)
Net loss before tax	—	(1,978,466)	(8,056,074)
Income tax expense	—	—	—
Net loss from discontinued operations	—	(1,978,466)	(8,056,074)
Net gain / (loss) of the sale of activities after income tax	114,342	13,943,595	—
Total net gain / (loss) from Discontinued operations	114,342	11,965,129	(8,056,074)

Operating costs of discontinued operations:

	2025	2024	2023
Staff costs	—	1,422,182	5,138,331
Depreciation	—	67,422	294,200
External research and development cost	—	333,278	1,805,708
Laboratory consumables	—	17,735	331,279
Patent maintenance and registration costs	—	62,563	140,906
Professional fees	—	38,271	—
Short-term leases	—	8,329	35,130
Other operating costs	—	61,415	322,659
Total discontinued operating costs	—	2,011,195	8,068,213

Discontinued operating costs are primarily driven by staff and external research and development costs.

Cash flows of discontinued operations:

	2025	2024	2023
Net profit / (loss) from discontinued operations	114,342	11,965,129	(8,056,074)
Adjustments for:
Net gain on Neurosterix Transaction	(114,342)	(13,943,595)	—
Value of share-based services	—	327,681	1,514,267
Post-employment benefits	—	(27,338)	(61,238)
Depreciation	—	67,422	294,200
Net gain related to lease modifications	—	—	(318)
Finance cost net	—	5,672	17,742
Decrease in trade and other receivables	—	12,702	111,829
Decrease / (increase) in prepayments	—	(151,695)	26,065
Increase in other current assets	—	(7,967)	—
Increase / (decrease) in payables and accruals	—	(811,126)	5,059
Increase / (decrease) in deferred income	—	(38,401)	324,210
Net cash flow used in operating activities	—	(2,601,516)	(5,824,258)

Net cash flow from / (used in) investing activities
Consideration from Neurosterix Transaction	114,342	5,119,754	—
Legal fees paid for Neurosterix Transaction	—	(473,270)	—
Purchase of property, plant and equipment	—	—	(6,842)
Net cash from / (used) in investing activities	114,342	4,646,484	(6,842)

Cash flows used in financing activities
Principal element of lease payment	—	(63,772)	(270,294)
Interest paid	—	(5,672)	(17,742)
Net cash used in financing activities	—	(69,444)	(288,036)

Net cash from / (used in) discontinued activities	114,342	1,975,524	(6,119,136)

Net cash flow from discontinued activities amounted to CHF 0.1 million for the twelve-month period ended December 31, 2025. For the same period ended December 31, 2024, it amounted to CHF 2.0 million including gross proceeds of CHF 5.0 million from the sale of activities partially offset by the net cash flow used in discontinued operating activities for CHF 2.6 million and CHF 0.5 million paid for Neurosterix transaction.

Details of the net gain of the sale of activities:

	2025	2024
Consideration received
Cash in from Neurosterix Pharma Sàrl sale	—	5,000,000
Fair value of Neurosterix US Holdings LLC’s participation	—	9,428,400
Net gain on Neurosterix Pharma Sàrl derecognition (IFRS10)	—	539,250
Retirement benefit obligation of employees leaving the Group (IAS 19) (note 20)	—	433,791
Fair value of service agreement	—	182,348
Net debt liabilities related to Neurosterix Pharma Sàrl (IFRS 16)	—	11,144
Other consideration	114,342	—
Total Disposal consideration	114,342	15,594,933

Investment in Neurosterix Pharma Sàrl	—	(20,000)
Legal fees paid for Neurosterix Transaction	—	(473,269)
Accelerating vesting ESOP/DSPPP	—	(1,158,069)
Total costs related to activities sold	—	(1,651,338)

Net gain on sale before income tax	114,342	13,943,595

Income tax expense on gain	—	—
Net gain on sale after income tax	114,342	13,943,595

The total net fair value of the sales of activities amounted to CHF 14.1 million including CHF 5.0 million in cash and CHF 9.4 million for the equity interest of 20% in Neurosterix US Holdings LLC.